26. POST-EMPLOYMENT OBLIGATIONS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cost of current service	R$ 18	R$ 15	R$ 19
Interest on the actuarial obligation	1,213	1,161	1,246
Expected return on the assets of the Plan	(767)	(771)	(810)
Past service cost			(619)
Expense according to actuarial calculation	464	405	(164)
Pension Plans and Retirement Supplement Plans [Member]
Disclosure of fair value of plan assets [line items]
Cost of current service	1	4	5
Interest on the actuarial obligation	963	959	980
Expected return on the assets of the Plan	(767)	(771)	(810)
Past service cost
Expense according to actuarial calculation	197	192	175
Health Plan [Member]
Disclosure of fair value of plan assets [line items]
Cost of current service	14	10	11
Interest on the actuarial obligation	208	172	178
Expected return on the assets of the Plan
Past service cost
Expense according to actuarial calculation	222	182	189
Dental Plan [Member]
Disclosure of fair value of plan assets [line items]
Cost of current service		0
Interest on the actuarial obligation	5	4	3
Expected return on the assets of the Plan
Past service cost
Expense according to actuarial calculation	5	4	3
Life Insurance [Member]
Disclosure of fair value of plan assets [line items]
Cost of current service	2	1	3
Interest on the actuarial obligation	38	26	85
Expected return on the assets of the Plan
Past service cost			(619)
Expense according to actuarial calculation	R$ 40	R$ 27	R$ (531)